Cover	May 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2025
Entity File Number	001-25225
Entity Registrant Name	CRACKER BARREL OLD COUNTRY STORE, INC.
Entity Central Index Key	0001067294
Entity Tax Identification Number	62-0812904
Entity Incorporation, State or Country Code	TN
Entity Address, Address Line One	305 Hartmann Drive
Entity Address, City or Town	Lebanon
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37087
City Area Code	615
Local Phone Number	444-5533
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.01)
Trading Symbol	CBRL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false